SPECIAL PURPOSE ENTITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Energy storage systems, net	$ 119,842	$ 123,703	$ 131,569
Deferred revenue, current	38,762	36,942	10,948
Deferred revenue, noncurrent	$ 16,640	15,468	9,780
Energy Storage Systems
Variable Interest Entity [Line Items]
Energy storage systems, net		91,593	98,358
Deferred revenue, current		3,713	3,507
Deferred revenue, noncurrent		8,265	6,302
Other liabilities		3,178	2,608
SCF 1
Variable Interest Entity [Line Items]
Deferred revenue, current		283	283
Deferred revenue, noncurrent		1,047	1,369
Other liabilities		239	307
SCF 1 | Energy Storage Systems
Variable Interest Entity [Line Items]
Energy storage systems, net		$ 1,463	$ 1,785